Derivative financial instruments - Hedged items in cash flow hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 2,740	£ 2,871	£ 3,344
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	2,273	(1,513)
Balance in cash flow hedging reserve for continuing hedges	1,847	(743)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	(504)	(1,370)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	2,273	(1,513)
Hedge ineffectiveness recognised in the income statementa	(367)	28
Cash flow hedges | Loans and advances at amortised cost | Financial assets at amortised cost | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	2,465	(1,124)
Balance in cash flow hedging reserve for continuing hedges	1,536	(598)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	(492)	(1,370)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	2,465	(1,124)
Hedge ineffectiveness recognised in the income statementa	(347)	27
Cash flow hedges | Loans and advances at amortised cost | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(88)	(70)
Balance in cash flow hedging reserve for continuing hedges	(16)	(15)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(88)	(70)
Hedge ineffectiveness recognised in the income statementa	1	0
Cash flow hedges | Debt securities classified at amortised cost | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(356)	(278)
Balance in cash flow hedging reserve for continuing hedges	123	(65)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(356)	(278)
Hedge ineffectiveness recognised in the income statementa	1	0
Cash flow hedges | Debt securities classified at amortised cost | Financial assets at amortised cost | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	252	(41)
Balance in cash flow hedging reserve for continuing hedges	204	(65)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	(12)	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	252	(41)
Hedge ineffectiveness recognised in the income statementa	(22)	1
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	18	(266)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,087	902
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	186	186
Hedging gains or losses recognised in other comprehensive income	18	(266)
Hedge ineffectiveness recognised in the income statementa	0	0
Hedge of net investment in foreign operations | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	138	(240)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	943	857
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	138	(240)
Hedge ineffectiveness recognised in the income statementa	0	0
Hedge of net investment in foreign operations | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(117)	(17)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	100	(2)
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(117)	(17)
Hedge ineffectiveness recognised in the income statementa	0	0
Hedge of net investment in foreign operations | Other foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(3)	(9)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	44	47
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	186	186
Hedging gains or losses recognised in other comprehensive income	(3)	(9)
Hedge ineffectiveness recognised in the income statementa	£ 0	£ 0